13F-HR
<SEQUENCE>1
<FILENAME>aa13fhr2qtr09


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Atlantic Advisors LLC
Address: 1560 N. Orange Avenue
	 Suite 150
	 Winter Park, FL  32789

Form 13F File Number: 28-13487

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Roy II
Title:	President
Phone:	(407) 998-8788

Signature, Place, and Date of Signing:

	Robert L. Roy II	Winter Park, FL		07/21/2009

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




     		     Form 13F	    INFORMATIONAL	TABLE
COLUMN	   1		    COLUMN  2	COLUMN	3 COLUMN 4	 COLUMN 5	COLUMN 6

NAME OF ISSUER		TITLE OF CLASS  CUSIP	  VALUE		SHRS OR	 SH/ PUT/	INVESTMENT
						  x$1000)	PRN AMT	 PRN  CALL	DISCRETION

Fed Natl Mortg Assoc	Common		313586	  512538	459896	 SH		None
Ishares TR		S&P 500 Index	464287	      34	     0	 SH		None
Bristol Myers Squibb	Com		110122	    1117	    55	 SH		None
Conagra Foods Inc	Com		205887	    2039	   107	 SH		None
Comcast Corp		CL A		20030N	    2169	   150	 SH		None
Colonial Bancgroup Inc	Com		195493	     252	   407	 SH		None
Campbell Soup Co.	Com		134429	    1912	    65	 SH		None
del monte foods co	Com		24522P	     300	    32	 SH		None
FPL Group Inc.		Com		302571	   24166	   425	 SH		None
Home Depot Inc.		Com		437076	    6616	   280	 SH		None
Heinz HJ CO		Com		423074	    2927	    82	 SH		None
JPMorgan Chase and Co	Com		46625H	  508682	 14913	 SH		None
Kellogg Co 		Com		487836	    1397	    30	 SH		None
Kraft Foods Inc.	CL A		50075N	    2559	   101	 SH		None
3m Co			Com		88579Y	    7993	   133	 SH		None
Altria Group Inc.	Com		22095	    2409	   147	 SH		None
Merck & Co Inc		Com		589331	    2600	    93	 SH		None
Pepsico Inc		Com		713448	    5771	   105	 SH		None
Procter & Gamble Co	Com		742718	   13490	   264	 SH		None
Philip Morris Intl Inc.	Com		718172	    6412	   147	 SH		None
Verizon Comm Inc.	Com		92343V	    1137	    37	 SH		None
Wal Mart Stores Inc.	Com		931142	    6007	   124	 SH		None
Angiodynamics Inc.	Com		03475V	    2654	   200	 SH		None
Morgan Stanley Asia
 Pacific FD I		Com		61744U	    7590	   600	 SH		None
Cisco Sys Inc.		Com		17275R	    3730	   200	 SH		None
Disney Walt Co		Com Disney	254687	    4666	   200	 SH		None
ING Groep N V		Sponsored ADR	456837	    2028	   200	 SH		None
Kellogg Co		Com		487836	    1211	    26	 SH		None
Direxion SHS ETF TR	DLY FINL BEAR3x	25459W	    3728	   800	 SH		None
SPDR TR			Unit Series 1	78462F 291754080       3174000	 SH		None
Powershares QQQ TR	Unit Series 1	73935A	45475000       1250000	 SH		None
SPDR TR			Put		78462F  21432875       3075000	 SH  Put	None
Powershares QQQ TR	Put		73935A	 3032000       1050000	 SH  Put	None
Powershares QQQ TR	Cal		73935A (1131500)     (1250000)	 SH  Call	None
SPDR TR			Call		78462F (5845150)     (1915000)	 SH  Call	None
Diamonds TR		Unit Series 1	252787	 5079648	 60001	 SH  Call	None
Diamonds TR		Put		252787	  564750	 60000	 SH  Put	None
Diamonds TR		Call		252787	 (61200)       (60000)	 SH  Call	None
Bank of America Corp.	Com		60605	   13424	  1017	 SH		None
Proshares TR		PSHS RealEstate	74347R	   35424	  1800	 SH		None
Apple Inc.		Com		37833	   28486	   200	 SH		None
Microsoft Corp		Com		594918	    9508	   400	 SH		None
Johnson & Johnson Co	Com		478160	   22720	   400	 SH		None